Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2021
Prospectus Date	rr_ProspectusDate	Mar. 31, 2021
Alerian Energy Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

(the “Fund”)

SUPPLEMENT DATED JUNE 10, 2021 TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MARCH 31, 2021, AS SUPPLEMENTED

All changes noted in this supplement will be effective on July 1, 2021 (the “Effective Date”).

Summary Section of the Prospectus

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[custom:SupplementClosingTextBlock]	aetf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443

[1]	Restated to reflect current fees.